Vanguard Global ESG Select Stock Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)
Brazil (1.0%)
B3 SA - Brasil Bolsa Balcao	167,600	1,184

Canada (4.2%)
Bank of Nova Scotia	69,902	2,802
BCE Inc.	54,140	2,190
		4,992
Denmark (2.3%)
Vestas Wind Systems A/S	32,034	2,751

France (7.1%)
Cie Generale des Etablissements Michelin SCA	34,797	3,362
* Schneider Electric SE	29,885	2,762
LVMH Moet Hennessy Louis Vuitton SE	5,834	2,255
		8,379
Hong Kong (2.2%)
AIA Group Ltd.	282,800	2,596

Japan (4.9%)
Mitsubishi UFJ Financial Group Inc.	788,100	3,184
Recruit Holdings Co. Ltd.	88,500	2,582
		5,766
Netherlands (6.4%)
ING Groep NV	528,714	2,962
Koninklijke DSM NV	22,004	2,697
Wolters Kluwer NV	26,405	1,945
		7,604
Singapore (3.2%)
DBS Group Holdings Ltd.	265,600	3,739

Spain (5.3%)
Industria de Diseno Textil SA	148,503	3,803
* Iberdrola SA	253,201	2,519
		6,322

Sweden (1.5%)
Atlas Copco AB Class A		50,558	1,742

Switzerland (2.7%)
Novartis AG		37,254	3,179

Taiwan (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.		353,000	3,561

United Kingdom (2.4%)
Compass Group plc		169,893	2,859

United States (49.8%)
Microsoft Corp.		34,900	6,254
Home Depot Inc.		20,571	4,522
Merck & Co. Inc.		56,597	4,490
Starbucks Corp.		57,927	4,445
Deere & Co.		29,475	4,276
Texas Instruments Inc.		34,593	4,015
Northern Trust Corp.		46,874	3,711
Progressive Corp.		45,748	3,536
Visa Inc. Class A		19,650	3,512
Ecolab Inc.		15,249	2,951
Colgate-Palmolive Co.		39,300	2,762
Danaher Corp.		16,068	2,627
Prologis Inc.		28,759	2,566
Accenture plc Class A		12,998	2,407
Baxter International Inc.		23,642	2,099
NextEra Energy Inc.		8,495	1,963
Automatic Data Processing Inc.		11,258	1,651
Trane Technologies plc		14,036	1,227
			59,014
Total Common Stocks (Cost $117,970)			113,688
	Coupon
Temporary Cash Investment (5.0%)
Money Market Fund (5.0%)
1 Vanguard Market Liquidity Fund (Cost
$5,946)	0.522%	59,474	5,948
Total Investments (101.0%) (Cost $123,916)			119,636
Other Assets and Liabilities —Net (-1.0%)			(1,226)
Net Assets (100%)			118,410
Cost rounded to $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

Global ESG Select Stock Fund

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	65,190	—	—	65,190
Common Stocks—Other	—	48,498	—	48,498
Temporary Cash Investments	5,948	—	—	5,948
Total	71,138	48,498	—	119,636